Funds from proposed share subscription	12 Months Ended
Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Funds from proposed share subscription

6. FUNDS FROM PROPOSED SHARE SUBSCRIPTION

Proceeds from proposed share subscription	7,729,503	-
	7,729,503	-

On 14 March 2024, 7 101 791 shares were offered to the public at R1 per ordinary share in order to raise funds to acquire businesses relating to the manufacturing of Cannabis related medicines. As at 31 March 2024 the subscription and share issue process had not yet been concluded due to various administrative requirements which still need to be finalised, therefore the funds received have been recognised as an asset forming part of cash and cash equivalents and the corresponding liability has been recognised as noted above. Until such time as the company has concluded the IPO process and issued the ordinary shares there is a contractual obligation to repay the cash and cash equivalents from the proposed share subscription. The cash and cash equivalents in the same amount as the above recognised proceeds from proposed share subscription is restricted cash and therefore ringfenced until such time as the share subscription process if finalised.